Stockholders' Equity AOCI Reclassification (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Prior service cost	$ (244)	$ (282)
Actuarial Loss	(3,821)	(1,381)
Pension Curtailment, Recognized Prior Service Cost	(2,923)	0
Pension Settlement, Recognized Prior Service Cost	(3,915)	0
Reclassification from Accumulated Other Comprehensive (Loss) Income, Current Period, before Tax	(10,903)	(1,663)
Other Comprehensive (Loss) Income, Tax, Portion Attributable to Parent	0	655
Reclassification From Accumulated Other Comprehensive (Loss) Income, Net of Tax	$ (10,903)	$ (1,008)